UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      September 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL            November 10, 2003
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:    $ 155777
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
AMERICAN GREETINGS CORP CL A  COMM             026375105     10810    556380 SH        SOLE                   556380
BLACK & DECKER CORP           COMM             091797100      8077    199177 SH        SOLE                   199177
BRUNSWICK CORP                COMM             117043109      7578    295109 SH        SOLE                   295109
CLOROX CO                     COMM             189054109      8580    187053 SH        SOLE                   187053
COOPER INDUSTRIES INC-W/RTS T COMM             G24182100      9017    187731 SH        SOLE                   187731
DIAL CORP NEW                 COMM             25247D101      5604    260185 SH        SOLE                   260185
ELECTRONIC DATA SYSTEMS CORP  COMM             285661104      7039    348483 SH        SOLE                   348483
FORTUNE BRANDS INC            COMM             349631101     14981    263987 SH        SOLE                   263987
JOY GLOBAL INC                COMM             481165108      6414    402367 SH        SOLE                   402367
MASCO CORP                    COMM             574599106      6369    260185 SH        SOLE                   260185
MATTEL INC                    COMM             577081102      9153    482777 SH        SOLE                   482777
MAYTAG CORP                   COMM             578592107      8124    325346 SH        SOLE                   325346
MEDCOHEALTH SOLUTIONS INC     COMM             58405U102       542     20902 SH        SOLE                    20902
MERCK & CO INC                COMM             589331107      8774    173330 SH        SOLE                   173330
NEWELL RUBBERMAID INC         COMM             651229106      6034    278441 SH        SOLE                   278441
NORFOLK SOUTHERN CORP         COMM             655844108      5947    321433 SH        SOLE                   321433
PFIZER INC                    COMM             717081103      8909    293240 SH        SOLE                   293240
POLYONE CORP                  COMM             73179P106      1906    484958 SH        SOLE                   484958
SUN MICROSYSTEMS INC          COMM             866810104      4287   1295219 SH        SOLE                  1295219
TRINITY INDS INC              COMM             896522109      8768    339172 SH        SOLE                   339172
TYCO INTERNATIONAL LTD NEW    COMM             902124106      8864    433877 SH        SOLE                   433877